Financial instruments by category (Details 3) - 12 months ended Jun. 30, 2023	ARS ($)	USD ($)
Statement [Line Items]
Write off	$ (207,000,000)
Gain / (loss) for the year	54,000,000
financial instruments ending		$ 0
Currency translation adjustments	(17,000,000)
financial instruments, beginning	170
Investments In Financial Assets [Member] | Total Others [Member]
Statement [Line Items]
Write off	(207,000,000)
Gain / (loss) for the year	54,000,000
financial instruments ending		$ 0
Currency translation adjustments	(17,000,000)
financial instruments, beginning	$ 170